K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

June 18, 2020

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:       American Beacon Funds

File Nos. 033-11387 and 811-04984

Post-Effective Amendment No. 370

Ladies and Gentlemen:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the American Beacon Funds (the “Trust”) is Post-Effective Amendment No. 370 to the Trust’s currently effective Registration Statement on Form N-1A relating to the American Beacon TwentyFour Short Term Bond Fund (the “Fund”), a series of the Trust. This transmission contains a conformed signature page, the manually signed original of which will be maintained at the offices of the Trust.

The purposes of this filing are to: (1) add information to the Fund’s prospectus regarding the prior performance of similar accounts to the Fund; and (2) make other non-material changes to the Fund’s prospectus and statement of additional information.

The Trust elects that this filing become effective on August 17, 2020, pursuant to Rule 485(a) under the 1933 Act. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,
/s/ Kathy K. Ingber
Kathy K. Ingber

Attachments

cc:    Rosemary Behan

American Beacon Advisors, Inc.